LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

LEGG MASON INVESTORS TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

LEGG MASON TAX-FREE INCOME FUND

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

SUPPLEMENT DATED JUNE 25, 2010

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

The following table replaces, and to the extent inconsistent therewith, supersedes the table found in the fund’s Statement of Additional Information under the heading “Management of the Fund(s) – Executive Officers”:

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years
Executive Officers:
Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007 (since 2009 for Legg Mason Global Asset Management Trust)	Director of Global Compliance at Legg Mason, Inc. (since 2006); Managing Director of Compliance at Legg Mason & Co. (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (since 2006); Chief Compliance Officer of LMPFA and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (“CAM”) (2002 to 2005). Prior to 2002, Managing Director—Internal Audit & Risk Review at Citigroup Inc.

Christopher Berarducci (1974) Treasurer	Since 2010	Assistant Vice President of Legg Mason & Co., LLC (since 2007); Treasurer of certain mutual funds associated with LMPFA (since 2010); formerly, Assistant Controller of certain mutual funds associated with LMPFA (2007 to 2010); formerly, Manager of Fund Administration at UBS Global Asset Management (2005 to 2007); formerly, Assistant Vice President and Manager of Fund Administration at JP Morgan Chase & Co. (2000 to 2005).

Gerken, R. Jay (1951) Vice President	Since 2009	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with LMPFA or its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC and Chairman, President and CEO of Citi Fund Management Inc. (since 2002); formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002 to 2005).

Frenkel, Robert I. (1954) Secretary and Chief Legal Officer	Since 2009	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2007); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2005); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003); formerly, Managing Director and General Counsel of Global Mutual Funds for CAM (2000 to 2005); formerly, Secretary of CFM (2001 to 2004).

Ozsolak, Kaprel (1965) Chief Financial Officer	Since 2009	Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. (2005 to 2010); formerly, Vice President at CAM (1996 to 2005); formerly, Chief Financial Officer and Treasurer of certain mutual funds associated with CAM (2004 to 2005); formerly, Controller of certain mutual funds associated with CAM (2002 to 2004).

(1)	Officers of the Corporation/Trust are elected to serve until their successors are elected and qualified. Directors/Trustees of the Corporation/Trust serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Schedule A

Fund	SAI Date

Legg Mason Global Asset Management Trust
Legg Mason BW International Opportunities Bond Fund	April 30, 2010, as supplemented
Legg Mason Strategic Real Return Fund	February 26, 2010, as supplemented
Legg Mason Manager Select Large Cap Growth Fund	December 1, 2009, as supplemented
Legg Mason Manager Select Large Cap Value Fund	December 1, 2009, as supplemented

Legg Mason Global Trust, Inc.
Legg Mason Batterymarch Emerging Markets Trust	April 30, 2010, as supplemented
Legg Mason Batterymarch International Equity Trust	April 30, 2010, as supplemented

Legg Mason Charles Street Trust, Inc.
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	April 30, 2010, as supplemented
Legg Mason BW Global Opportunities Bond Fund	April 30, 2010, as supplemented

Legg Mason Investment Trust, Inc.
Legg Mason Capital Management Opportunity Trust	April 30, 2010, as supplemented

Legg Mason Capital Management Growth Trust, Inc.	February 26, 2010, as supplemented

Legg Mason Investors Trust, Inc.
Legg Mason Capital Management American Leading Companies Trust	February 26, 2010, as supplemented

Legg Mason Capital Management Special Investment Trust, Inc.	February 26, 2010, as supplemented

Legg Mason Tax-Free Income Fund
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	August 1, 2009, as supplemented

Legg Mason Capital Management Value Trust, Inc.	February 26, 2010, as supplemented

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